Accounts Receivable, Net - Summary of Account Receivable Net Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Trade and Other Receivables [Line Items]
Trade accounts receivable	$ 277.3	$ 389.0
Allowance for doubtful accounts	(0.5)	(2.4)
Other accounts receivable	8.7	7.7
Total	291.2	402.3
Opening balance	(2.4)	(1.8)
Remeasurement of loss allowance	1.9	(0.6)
Ending balance	(0.5)	(2.4)
Federal Ministry of Industry, Strategic Innovation Fund ("Federal SIF") Agreement
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	3.0	5.2
Northern Industrial Electricity Rate program rebate receivable
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	$ 2.7	$ 2.8